Intangible Assets	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Intangible Assets
NOTE 14. INTANGIBLE ASSETS
A reconciliation of the changes in the carrying amount of intangible assets were as follows:

	Customer relationships and other	Software	Total intangible assets
Cost
December 31, 2022	$151,310	$74,303	$225,613
Additions	-	6,481	6,481
Reclassification	-	1,074	1,074
Disposal	-	(1,632)	(1,632)
Currency translation effects	(3,784)	(3,973)	(7,757)
December 31, 2023	$147,526	$76,253	$223,779
Accumulated amortization
December 31, 2022	$(73,427)	$(49,413)	$(122,840)
Amortization charge	(18,233)	(12,940)	(31,173)
Disposal	-	1,632	1,632
Currency translation effects	2,313	(466)	1,847
December 31, 2023	$(89,347)	$(61,187)	$(150,534)
Net book value – December 31, 2023	$58,179	$15,066	$73,245

	Customer relationships and other	Software	Total intangible assets
Cost
December 31, 2021	$69,594	$49,069	$118,663
Acquisition (Note 6)	80,514	22,275	102,789
Disposal	-	(11)	(11)
Reclassification	-	407	407
Currency translation effects	1,202	2,563	3,765
December 31, 2022	$151,310	$74,303	$225,613
Accumulated amortization
December 31, 2021	$(63,817)	$(44,728)	$(108,545)
Amortization charge	(7,239)	(2,198)	(9,437)
Disposal	-	11	11
Currency translation effects	(2,371)	(2,498)	(4,869)
December 31, 2022	$(73,427)	$(49,413)	$(122,840)
Net book value – December 31, 2022	$77,883	$24,890	$102,773